Operating Expenses - Schedule of Operating Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating Expense [Abstract]
Employee expenses	$ 3,707	$ 3,672
Premises and equipment	268	263
Capital asset depreciation	107	97
Service fees	870	799
Amortization charge for the year	119	112
Other expenses	1,361	1,467
Total operating expenses	6,432	6,410
Restructuring costs		60
Employee Expenses [Abstract]
Salaries, bonus, employee benefits	3,322	3,155
Share-based payments (Note 19)	346	476
Other personnel costs	39	41
Total employee expenses	$ 3,707	$ 3,672